Schedule of Investments (unaudited) September 30, 2020	BlackRock LifePath® Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/Investment Value	Value

Affiliated Investment Companies(a)

Equity Funds — 51.6%
iShares Core MSCI Total International Stock ETF	16,757,463	$977,630,391
iShares Developed Real Estate Index Fund, Class K	13,731,811	120,290,668
Large Cap Index Master Portfolio	$1,463,384,877	1,463,384,877
Master Small Cap Index Series	$149,354,676	149,354,676

		2,710,660,612

Fixed Income Funds — 48.3%
iShares TIPS Bond ETF	3,000,449	379,556,798
U.S. Total Bond Index Master Portfolio	$2,154,971,829	2,154,971,829

		2,534,528,627

Security	Shares	Value

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(b)	7,021,889	$7,021,889

Total Affiliated Investment Companies — 100.0% (Cost: $4,552,792,880)		5,252,211,128
Other Assets Less Liabilities — 0.0%		1,310,101

Net Assets — 100.0%		$5,253,521,229

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$16,287,137(b	)	$—		$(16,290,508	)(c)	$3,371	$—	$—	—	$7,045(d	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,412,435(b	)	—		(10,390,546	)(e)	—	—	7,021,889	7,021,889	57,016		—
iShares Core MSCI Total International Stock ETF	871,155,964(b	)	217,651,073(f	)	(75,080,230)		(11,459,901)	(24,636,515)	977,630,391	16,757,463	9,229,512		—
iShares Developed Real Estate Index Fund - Class K	112,179,226(b	)	31,374,260(f	)	(1,759,331	)(g)	(274,544)	(21,228,943)	120,290,668	13,731,811	1,688,649		—
iShares TIPS Bond ETF	321,005,220(b	)	69,507,763(f	)	(38,456,213	)(g)	273,373	27,226,655	379,556,798	3,000,449	1,606,576		—
Large Cap Index Master Portfolio	1,325,331,185(b	)	46,356,178(e	)	—		(41,075,479)	132,772,993	1,463,384,877	$1,463,384,877	19,047,589		—
Master Small Cap Index Series	139,303,151(b	)	13,239,690(e	)	—		2,084,123	(5,272,288)	149,354,676	$149,354,676	1,248,634		—
U.S. Total Bond Index Master Portfolio	1,735,817,461(b	)	346,589,514(e	)	—		26,923,396	45,641,458	2,154,971,829	$2,154,971,829	34,460,978		—

							$(23,525,661)	$154,503,360	$5,252,211,128		$67,345,999		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents value held by the LifePath Index Master Portfolio as of December 31, 2019.
(c)	Represents net amount purchased (sold) by the LifePath Index Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents net amount purchased (sold) by the Fund and the LifePath Index Master Portfolio.
(f)	Represents amount purchased by the Fund and the LifePath Index Master Portfolio.
(g)	Represents amount sold by the Fund and the LifePath Index Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock LifePath® Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds	$1,097,921,059	$—	$—	$1,097,921,059
Fixed Income Funds	379,556,798	—	—	379,556,798
Money Market Funds	7,021,889	—	—	7,021,889

	$1,484,499,746	$—	$—	1,484,499,746

Investments Valued at NAV(a)				3,767,711,382

				$5,252,211,128

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

2